Note 40 - Financial Instruments Risks - Sensitivity of the Financial Margin SFM (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SensitivityOfTheFinancialMarginGivenAVariationOf100BasisPointsInProjectedMarginAbstract
Closing SFM	2.14%	2.18%	0.03%
Minimum SFM	1.98%	0.03%	0.02%
Maximum SFM	2.73%	2.18%	0.37%
Average SFM	2.26%	0.34%	0.17%